Discontinued operations - Carrying amounts of assets and liabilities (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Assets
Intangible assets		$ 8,917	$ 8,899	[1]	$ 8,970	[1]
Property, plant and equipment		445	628	[1]	636	[1]
Right-of-use assets		576	577	[1]	576	[1]
Contract costs		337	298	[1]	285	[1]
Inventories		308	287	[1]	264	[1]
Trade and other receivables		1,203	1,208
Cash and cash equivalents		2,319	1,158	[1]	1,989	[1]
Liabilities
Trade and other payables		(1,438)	(1,486)
Lease liabilities		(563)	(557)		(567)
Provisions		(672)	(525)		(574)
Net assets		5,494	5,293	[1]	5,208	[1]
Carrying amount of net assets sold		$ (5,494)	$ (5,293)	[1]	$ (5,208)	[1]
Discontinued operations
Assets
Intangible assets	$ 8
Property, plant and equipment	287
Right-of-use assets	22
Contract costs	20
Inventories	12
Trade and other receivables	82
Cash and cash equivalents	6
Assets	437
Liabilities
Trade and other payables	(112)
Lease liabilities	(20)
Deferred and current tax	(56)
Retirement benefit obligations	(8)
Provisions	(9)
Liabilities	(205)
Net assets	232
Cash consideration received	397
Carrying amount of net assets sold	(232)
Gain on sale before income tax and reclassification of foreign currency translation reserve	165
Cumulative exchange recycled from translation reserve	(38)
Cumulative reserve recycled from net investment hedge reserve	11
Costs related to disposal	(14)
Net profit on disposal	$ 124

[1]	Refer to foreign currency translation in material accounting policies section.